Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	3 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Cash and cash equivalents	$671.7	$712.4
Restricted cash securing letter of credit facilities	9.9	5.8
Restricted cash securing reinsurance contracts	210.6	245.9
Total cash, cash equivalents and restricted cash	892.2	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,453.9	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,346.1	$2,311.1

Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Cash and cash equivalents	$671.7	$712.4
Restricted cash securing letter of credit facilities	9.9	5.8
Restricted cash securing reinsurance contracts	210.6	245.9
Total cash, cash equivalents and restricted cash	892.2	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,453.9	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,346.1	$2,311.1